Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other	6 Months Ended
Jun. 30, 2020
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Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other
23. Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other
In the
six-month
period ended 30 June 2020, there were no significant changes in collateral and contractual commitments to purchase property, plant and equipment and other, besides those described below, as compared to 31 December 2019.
Following the combination with SAB in 2016, AB InBev decided to maintain the SAB Zenzele share-scheme (Zenzele Scheme), the broad-based black economic empowerment
(B-BBEE)
scheme which provided opportunities for black South Africans, including employees (through The SAB Zenzele Employee Trust), SAB retailers (through SAB Zenzele Holdings Limited) and The SAB Foundation, to participate as shareholders of AB InBev’s indirect subsidiary, The South African Breweries Pty Ltd (SAB). The Zenzele Scheme, originally implemented by SAB in 2010 as a
10-year
scheme, was amended at the time of the combination with SAB and matured on 31 March 2020.
Obligations to the SAB Foundation and the employees as beneficiaries of The SAB Zenzele Employee Share Trust were settled in full on 15 April 2020. The obligations to SAB retailers, who participate in the Zenzele Scheme through SAB Zenzele Holdings, were partially settled (77.4%) on 15 April 2020. As a direct consequence of the
COVID-19
outbreak the remaining settlement was postponed, and it is now intended that the SAB retailers will receive the balance of their entitlement (22.6%) on or before 31 March 2021, at which time AB InBev and SAB will implement the new scheme as described below.
In total, 10.8 million AB InBev Treasury shares with a total value of 8.6 billion ZAR (491m US dollar) were used to settle the obligations to the participants of the Zenzele Scheme.
As part of the combination, AB InBev made a commitment to the South African Government and Competition Authorities to create a new
B-BBEE
scheme upon maturity of the Zenzele Scheme in 2020. In order to create the new
B-BBEE
scheme, the following steps will be undertaken:

•
The new scheme will be implemented through the listing of a special purpose company, which will be called SAB Zenzele Kabili Holdings Limited (Zenzele Kabili) on the segment of the Johannesburg Stock Exchange’s Main Board on which an issuer may list its
B-BBEE
shares;

•	Zenzele Kabili will hold unencumbered AB InBev shares;

•	Existing Zenzele participants (employees, SAB retailers and The SAB Foundation) will be given an option to reinvest a portion of their Zenzele payout into Zenzele Kabili;

•	A new Employee Share Plan, funded by AB InBev, will subscribe for shares in Zenzele Kabili.
The settlement of the balance of the SAB Retailers entitlement and the new
B-BBEE
scheme is estimated to require approximately 5.5 billion ZAR (0.3 billion US dollar
1
) in facilitation and notional vendor funding. The settlement would be equivalent to 6.5 million AB InBev shares based on the AB InBev share price and the ZAR Euro exchange rate as at 30 June 2020
2
. It is the intention that AB InBev Treasury shares will be used for the settlement of the new
B-BBEE
scheme. This scheme arrangement meets the criteria under IFRS 2 to be classified as equity settled.